Fair Value Measurements (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Schedule of Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level to classify them for each reporting period. This determination requires significant judgments to be made. The following table summarizes the conclusions reached as of March 31, 2021 and December 31, 2020 :

	March 31, 2021
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$261,013	$261,013	$—	$—
Short-term investments	25,000	25,000	—	—
Restricted Cash	2,914	2,914	—	—
	$288,927	$288,927	$—	$—
Liabilities:
Contingent consideration(2)	$370	$—	$—	$370
	$370	$—	$—	$370
	December 31, 2020
	Balance	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents(1)	$14,642	$14,642	$—	$—
Restricted Cash	3,277	3,277	—	—
	$17,919	$17,919	$—	$—
Liabilities:
Contingent consideration(2)	$660	$—	$—	$660
Warrants to purchase Series C Preferred stock(3)	1,172	—	—	1,172
	$1,832	$—	$—	$1,832

(1)	As of March 31, 2021 and December 31, 2020, cash and cash equivalents included money market obligations measured at fair value using Level 1 inputs.

(2)
The Company’s business acquisition of Second Phase is included in contingent consideration. The Company’s valuation of the fair value of contingent consideration related to Second Phase at March 31, 2021 was based on management’s expectations of the achievement of targets related to the contingent consideration.

(3)
As of December 31, 2020, the Company had outstanding warrants to purchase Series C stock, as described in Note 9. The determination of the fair value of the warrants was estimated using a Black-Scholes option pricing model with the following assumptions: Stock price for Series C Preferred stock of $94.22; term of 3.5 years; risk-free rate of 0.21%; volatility of 52%; and a dividend yield of 0.0%. The warrants were exercised and subsequently converted to common stock as part of the Business Combination and are not outstanding as of March 31, 2021.

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the periods ended March 31, 2021 and December 31, 2020:

Warrants Liability:
Ending balance, December 31, 2020	$1,172
Change in fair value(1)	256
Exercise of Series C warrants	(1,428)
Ending balance, March 31, 2021	$—

Contingent Consideration:
Ending balance, December 31, 2020 (current and long-term liabilities)	$660
Adjustments to contingent consideration	(290)
Ending balance, March 31, 2021 (current and long-term liabilities)	$370

(1)	Amount is included in other expense in the accompanying Statements of Operations and Comprehensive Loss.

The following tables presents the changes in the Company’s Level 3 instruments measured at fair value on a recurring basis for the years ended December 31, 2020 and 2019:

Warrants Liability:

Ending balance, December 31, 2018	$234
Change in fair value(1)	12
Ending balance, December 31, 2019	$246
Change in fair value(1)	926
Ending balance, December 31, 2020	$1,172

Contingent Consideration:

Ending balance, December 31, 2018 (current and long-term liabilities)	$—
Contingent Consideration attributable to the Second Phase acquisition	1,066
Ending balance, December 31, 2019 (current and long-term liabilities)	$1,066
Fair value adjustments to contingent consideration	(406)
Ending balance, December 31, 2020 (current and long-term liabilities)	$660

(1)	Amount is included in other expense in the accompanying Statements of Operations and Comprehensive Loss.